Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1		214,000	214,000	205,636	205,636
Derivative instruments (note 13)
Interest rate swap agreements	Level 2		(104,137)	(104,137)	(119,558)	(119,558)
Interest rate swaption agreements – assets	Level 2		5,623	5,623	—	—
Interest rate swaption agreements – liabilities	Level 2		(6,406)	(6,406)	—	—
Cross currency swap agreements	Level 2		(128,782)	(128,782)	(70,386)	(70,386)
Other derivative	Level 3		(6,296)	(6,296)	(2,137)	(2,137)
Other:
Advances to equity accounted joint ventures (note 7)	(i	)	159,870	(i )	181,514	(i )
Long-term receivable included in accounts receivable and other assets(ii)	Level 3		16,453	16,427	17,137	17,164
Long-term debt – public (note 10)	Level 1		(291,247)	(288,333)	(212,536)	(220,762)
Long-term debt – non-public (note 10)	Level 2		(1,707,962)	(1,677,139)	(1,694,445)	(1,659,852)

(i)	The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.
(ii)	As at December 31, 2015, the estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $18.2 million to be received from BG International Limited (or BG), as part of the ship construction support agreement, as well as an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the years ended December 31, 2015 and 2014 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2015 $	2014 $
Fair value at beginning of year	(2,137)	6,344
Realized and unrealized (losses) gains included in earnings	(5,039)	(7,161)
Settlements	880	(1,320)

Fair value at end of year	(6,296)	(2,137)

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2015 $	December 31, 2014 $
Direct financing leases	Payment activity	Performing	666,658	682,495
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	28,256	30,664
Advances to equity accounted joint ventures (note 7)	Other internal metrics	Performing	159,870	181,514

			854,784	894,673